Related Party (Details) - USD ($)		12 Months Ended
	Mar. 25, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Related Party (Textual)
Due from Sysorex Consulting Inc.		$ 666,000	$ 666,000	$ 666,000
Effective date of amended agreement	Mar. 16, 2016
Monthly consultant fee	$ 20,000
Related party amendment agreement, description	The Amended Agreement provided for an extension of the original term of the Consulting Services Ordering Agreement for an additional nine months from March 31, 2016 to December 31, 2016.
Consulting Services Ordering Agreement [Member]
Related Party (Textual)
Consulting services		$ 270,000	$ 360,000